Investments	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Investments
Investments

Note 6 – Investments

On October 24, 2024, Karbon-X Corp. entered into a Carbon Credit Purchase Agreement with DevvStream Holdings Inc. As part of this agreement, Karbon-X Corp. received 174,953 common shares of New Pubco, a company formed from the merger of DevvStream Holdings Inc. and Focus Impact Acquisition Corp., a special purpose acquisition company (SPAC) listed on the Nasdaq Stock Exchange. The shares were issued at a deemed price of $6.50 per share, resulting in an initial valuation of USD $1,137,197.

On October 28, 2024, Karbon-X Corp. entered into a Carbon Credit Forward Purchase Agreement with DevvStream Holdings Inc., under which Karbon-X Corp. will sell verified greenhouse gas offset or carbon credits, specifically C-Sink Credits, to DevvStream Holdings Inc. The purchase price for these credits is USD $2,892,000, payable in 444,923 common shares of New Pubco at a deemed price of $6.50 per share. This agreement is classified as a futures contract under relevant U.S. GAAP guidance.

Initial Recognition and Measurement

At initial recognition, the common shares of New Pubco received under the agreements are classified as equity securities and measured at fair value upon initial recognition in accordance with ASC 321, “Investments—Equity Securities”. The Company recorded an initial fair value of the securities based on observable market prices at the time of execution, consistent with a Level 1 fair value measurement, as the shares were actively traded on the Nasdaq Stock Exchange.

•	For the Carbon Credit Purchase Agreement, the fair value of the 17,495 shares was recognized as $68,232.

•	For the Carbon Credit Forward Purchase Agreement, the 44,492 shares were valued at $173,520, representing the purchase price of the C-Sink Credits to be delivered in the future.

Upon entering into the forward purchase agreement, Karbon-X Corp. also recognized a deferred revenue liability of $2,892,000, as the performance obligation to deliver the carbon credits had not yet been satisfied. This deferred revenue will be recognized as income upon delivery of the carbon credits.

Subsequent Measurement and True-Up Provision

Subsequent to initial recognition, the equity securities are measured at fair value in accordance with ASC 321, “Investments—Equity Securities”. Additionally, as the securities are denominated in a foreign currency, a currency translation adjustment (CTA) is recorded to reflect the impact of exchange rate fluctuations. The CTA is included in other comprehensive income (OCI) in accordance with ASC 830, “Foreign Currency Matters”.

As of November 30, 2025, the fair market value (FMV) of New Pubco shares was USD $1.67 per share. In compliance with ASC 321, the Company marked the investment to fair value, resulting in the following adjustments:

•	The fair value of investments was at the current market price of $1.67 per share.

•

To address the difference between the contractual price and the current market price, Karbon-X recorded a securities receivable for the true-up portion guaranteed under the agreements. The true-up provision ensures that the Company will be made whole if the market value of the shares remains below the contracted value during the adjustment period. As of November 30, 2025, no additional shares have been issued under these provisions.

As of November 30, 2025, the balances were as follows:

Description	Balance (USD)
Investments in Equity Securities	$103,519
Securities Receivable	$3,922,717
Total Value	$4,026,236

Fair Value Hierarchy

The equity securities of New Pubco are measured using Level 1 inputs, as the shares are actively traded on the Nasdaq Stock Exchange.

The Company’s exposure to impairment is mitigated by the true-up provision, which ensures no loss is ultimately recognized. While the securities are remeasured to fair market value quarterly, the receivable reflects the guaranteed recovery under the agreement.

Note 8 – Investments

On October 24, 2024, Karbon-X Corp. entered into a Carbon Credit Purchase Agreement with DevvStream Holdings Inc. As part of this agreement, Karbon-X Corp. received 174,953 common shares of New Pubco, a company formed from the merger of DevvStream Holdings Inc. and Focus Impact Acquisition Corp., a special purpose acquisition company (SPAC) listed on the Nasdaq Stock Exchange. The shares were issued at a deemed price of $6.50 per share, resulting in an initial valuation of USD $1,137,197.

On October 28, 2024, Karbon-X Corp. entered into a Carbon Credit Forward Purchase Agreement with DevvStream Holdings Inc., under which Karbon-X Corp. will sell verified greenhouse gas offset or carbon credits, specifically C-Sink Credits, to DevvStream Holdings Inc. The purchase price for these credits is USD $2,892,000, payable in 444,923 common shares of New Pubco at a deemed price of $6.50 per share. This agreement is classified as a futures contract under relevant U.S. GAAP guidance.

Initial Recognition and Measurement

At initial recognition, the common shares of New Pubco received under the agreements are classified as equity securities and measured at fair value upon initial recognition in accordance with ASC 321, "Investments—Equity Securities". The Company recorded an initial fair value of the securities based on observable market prices at the time of execution, consistent with a Level 1 fair value measurement, as the shares were actively traded on the Nasdaq Stock Exchange.

•	For the Carbon Credit Purchase Agreement, the fair value of the 174,953 shares was recognized as $68,232.

•	For the Carbon Credit Forward Purchase Agreement, the 444,923 shares were valued at $173,520, representing the purchase price of the C-Sink Credits to be delivered in the future.

Upon entering into the forward purchase agreement, Karbon-X Corp. also recognized a deferred revenue liability of $2,892,000, as the performance obligation to deliver the carbon credits had not yet been satisfied. This deferred revenue will be recognized as income upon delivery of the carbon credits. Refer to Note 7 for further details on deferred revenue.

Subsequent Measurement and True-Up Provision

Subsequent to initial recognition, the equity securities are measured at fair value in accordance with ASC 321, "Investments—Equity Securities". Additionally, as the securities are denominated in a foreign currency, a currency translation adjustment (CTA) is recorded to reflect the impact of exchange rate fluctuations. The CTA is included in other comprehensive income (OCI) in accordance with ASC 830, "Foreign Currency Matters".

As of May 31, 2025, the fair market value (FMV) of New Pubco shares was USD $0.49 per share. In compliance with ASC 321, the Company marked the investment to fair value, resulting in the following adjustments:

•	The fair value of investments was at the current market price of $0.49 per share.

•

To address the difference between the contractual price and the current market price, Karbon-X recorded a securities receivable for the true-up portion guaranteed under the agreements. The true-up provision ensures that the Company will be made whole if the market value of the shares remains below the contracted value during the adjustment period. As of May 31, 2025, no additional shares have been issued under these provisions.

As of May 31, 2025, the balances were as follows:

Description	Balance (USD)
Investments in Equity Securities	$301,260
Securities Receivable	$3,789,651
Total Value	$4,090,911

Fair Value Hierarchy

The equity securities of New Pubco are measured using Level 1 inputs, as the shares are actively traded on the Nasdaq Stock Exchange.

The Company's exposure to impairment is mitigated by the true-up provision, which ensures no loss is ultimately recognized. While the securities are remeasured to fair market value quarterly, the receivable reflects the guaranteed recovery under the agreement.